Net Other Non-Operating Income and Expenses - Schedule Of Other Nonoperating Income Expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other non-operating income
Gain on disposal of property and equipment		₩ 29,515	₩ 1,790	₩ 155,177
Rental income		26,023	23,682	26,176
Others		128,794	131,995	283,991
Sub-total		184,332	157,467	465,344
Other non-operating expenses
Loss on disposal of property and equipment		5,080	1,839	2,164
Donation		152,037	120,560	94,771
Restoration Costs		2,922	3,642	2,857
Management cost for written-off loans		3,888	3,769	4,296
Impairment losses on goodwill		60,273	6,268	0
Others	[1]	1,003,262	319,369	171,932
Sub-total		1,227,462	455,447	276,020
Net other non-operating income (expenses)		₩ (1,043,130)	₩ (297,980)	₩ 189,324

[1]	Includes expenses of ￦ 744,764 million related to the voluntary compensation for the performance of the Hang Seng China Enterprise Index as of December 31, 2024.